Acquisitions (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended							12 Months Ended							12 Months Ended		0 Months Ended	12 Months Ended						1 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 24, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 15, 2011	Dec. 31, 2011 DCP Midstream Partners, LP [Member]		Dec. 31, 2010 DCP Midstream Partners, LP [Member]		Dec. 31, 2009 DCP Midstream Partners, LP [Member]		Mar. 24, 2011 Weld County Fractionators [Member]	Dec. 31, 2011 Black Lake [Member]	Jul. 31, 2010 Black Lake [Member]	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Feb. 27, 2012 Southeast Texas [Member]	Jan. 18, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Jul. 31, 2010 DCP Midstream, LLC [Member]	Dec. 30, 2010 Dart Energy Corporation [Member]	Dec. 30, 2010 Prospect Street Energy [Member]	Dec. 30, 2010 EE Group [Member]	Apr. 18, 2011 Marysville Acquisition [Member]	Dec. 30, 2010 Marysville Acquisition [Member]	Dec. 31, 2011 Marysville Acquisition [Member]	Jan. 04, 2011 Marysville Acquisition [Member]	Dec. 31, 2011 Eagle Ford Shale [Member] MMcf
Business Acquisition [Line Items]
Investment																																								$ 120,000,000
Total plant capacity																																								200
Long term purchase commitment time period																																								15
Gas processing agreements capacity																																								150
Facilities acquired	2
Purchase price adjustment																							400,000
Business acquisition purchase price		100,800,000								100,800,000													30,000,000				150,000,000										100,800,000			23,400,000
Business acquisition amount financed																										192,000,000
Business acquisition remaining amount financed																										48,000,000
Business acquisition derivatives issued																										39,500,000
Business acquisition purchase price deficit																										29,600,000
Previously acquired ownership interest																									55.00%	66.67%	33.33%	66.67%			66.67%	5.00%
Business acquisition cash paid																										240,000,000	150,000,000		240,000,000	240,000,000							94,800,000
Historical carrying value of net assets acquired																											114,300,000
Net working capital and other adjustments																																					6,000,000
Escrow deposit						19,500,000						19,500,000																									21,200,000
Escrow release																1,700,000
Excess purchase price over acquired assets										35,700,000	[1]	800,000															35,700,000
Ownership interest percentage																										33.33%	33.33%				33.33%
Ownership interest percentage																								100.00%		100.00%	100.00%						90.00%	5.00%	100.00%		5.00%
Fair value of contingent consideration		100,800,000								100,800,000
Estimated deferred tax liabilities																																						5,400,000	35,000,000
Estimated federal tax payment																																				29,300,000		29,300,000
Current state										(1,300,000)		(1,100,000)		(1,000,000)																								300,000
Operating revenue		555,300,000	593,600,000	575,600,000	633,900,000	578,400,000	447,100,000	438,100,000	644,800,000	2,358,400,000	[1]	2,108,400,000	[2]	1,477,900,000	[3]																							26,700,000
Net income		$ 10,600,000	$ 68,100,000	$ 57,400,000	$ 3,500,000	$ 17,000,000	$ 15,900,000	$ 22,000,000	$ 45,500,000	$ 139,600,000	[1]	$ 100,400,000	[2]	$ 14,400,000	[3]		$ 120,800,000	[1]	$ 91,200,000	[2]	$ 6,100,000	[3]																$ 12,600,000

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.